CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012
Operating Activities:
Net income	$ 418
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on the consolidation of a business	4
Equity in income of investment in unconsolidated affiliates	(5)
Depreciation and amortization	306
Loss (gain) on disposal of businesses/assets, net	2
Loss on early extinguishment of debt	2
Noncash interest expense	36
Noncash restructuring and impairment charges	10
Deferred income taxes	127
Noncash loss (gain) on foreign currency transactions	9
Noncash compensation	20
Other, net	5
Changes in operating assets and liabilities:
Accounts and notes receivable	(102)
Inventories	(252)
Prepaid expenses	(17)
Other current assets	(14)
Other noncurrent assets	(8)
Accounts payable	112
Accrued liabilities	45
Other noncurrent liabilities	(65)
Net cash provided by operating activities	633
Investing Activities:
Capital expenditures	(248)
Cash paid for acquisition of a business	18
Increase in receivable from affiliate	(97)
Investment in unconsolidated affiliates	(84)
Cash received from unconsolidated affiliates	51
Increase in restricted cash	(2)
Other, net	2
Net cash used in investing activities	(396)
Financing Activities:
Net repayments under revolving loan facilities	(16)
Net borrowings on overdraft facilities	2
Repayments of short-term debt	(40)
Repayments of long-term debt	(242)
Proceeds from issuance of long-term debt	3
Proceeds from notes payable to affiliate	172
Repayments of notes payable	(33)
Borrowings on notes payable	34
Debt issuance costs paid	(4)
Call premiums related to early extinguishment of debt	(2)
Dividends paid to parent	(72)
Excess tax benefit related to stock-based compensation	4
Other, net	(5)
Net cash used in financing activities	(199)
Effect of exchange rate changes on cash	2
Increase (decrease) in cash and cash equivalents	40
Cash and cash equivalents at beginning of period	231	[1]
Cash and cash equivalents at end of period	271	[1]
Supplemental cash flow information:
Cash paid for interest	177
Cash paid for income taxes	$ 70

[1]	At September 30, 2012 and December 31, 2011, respectively, $31 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $40 and $29 of accounts and notes receivable (net), $42 and $47 of inventories, $1 each of other current assets, $382 and $403 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $27 and $21 of other noncurrent assets, $63 and $55 of accounts payable, $25 and $21 of accrued liabilities, $25 and $16 of current portion of debt, $241 and $264 of long-term debt, and $72 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note 5. Variable Interest Entities."